Submission	Sep. 27, 2024
Submission [Line Items]
Central Index Key	0000910521
Registrant Name	DECKERS OUTDOOR CORP
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES